Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Entity Central Index Key	0000225318
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000024639
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class A Shares
Trading Symbol	FHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$9,551	$10,000	$10,000	$10,000
3/31/2016	$9,320	$10,196	$9,634	$9,585
3/31/2017	$10,553	$10,241	$11,213	$10,952
3/31/2018	$10,831	$10,364	$11,637	$11,315
3/31/2019	$11,426	$10,829	$12,327	$11,856
3/31/2020	$10,682	$11,796	$11,472	$10,954
3/31/2021	$13,017	$11,880	$14,185	$13,441
3/31/2022	$12,934	$11,386	$14,091	$13,415
3/31/2023	$12,327	$10,842	$13,618	$12,895
3/31/2024	$13,512	$11,026	$15,137	$14,224
3/31/2025	$14,340	$11,564	$16,301	$15,168

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 466,236,117
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 1,950,808
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$466,236,117 Number of Investments416 Portfolio Turnover24% Total Advisory Fees Paid$1,950,808
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Material Fund Change [Text Block]
C000024641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class C Shares
Trading Symbol	FHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$177	1.72%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$9,672	$10,196	$9,634	$9,585
3/31/2017	$10,872	$10,241	$11,213	$10,952
3/31/2018	$11,069	$10,364	$11,637	$11,315
3/31/2019	$11,585	$10,829	$12,327	$11,856
3/31/2020	$10,740	$11,796	$11,472	$10,954
3/31/2021	$12,990	$11,880	$14,185	$13,441
3/31/2022	$12,785	$11,386	$14,091	$13,415
3/31/2023	$12,082	$10,842	$13,618	$12,895
3/31/2024	$13,243	$11,026	$15,137	$14,224
3/31/2025	$14,055	$11,564	$16,301	$15,168

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 466,236,117
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 1,950,808
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$466,236,117 Number of Investments416 Portfolio Turnover24% Total Advisory Fees Paid$1,950,808
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Material Fund Change [Text Block]
C000177177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	FHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$9,758	$10,196	$9,634	$9,585
3/31/2017	$11,054	$10,241	$11,213	$10,952
3/31/2018	$11,375	$10,364	$11,637	$11,315
3/31/2019	$12,014	$10,829	$12,327	$11,856
3/31/2020	$11,275	$11,796	$11,472	$10,954
3/31/2021	$13,775	$11,880	$14,185	$13,441
3/31/2022	$13,704	$11,386	$14,091	$13,415
3/31/2023	$13,091	$10,842	$13,618	$12,895
3/31/2024	$14,388	$11,026	$15,137	$14,224
3/31/2025	$15,309	$11,564	$16,301	$15,168

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 466,236,117
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 1,950,808
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$466,236,117 Number of Investments416 Portfolio Turnover24% Total Advisory Fees Paid$1,950,808
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Material Fund Change [Text Block]
C000177176
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class R6 Shares
Trading Symbol	FHBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in sustainable, lower-rated fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Midstream, Consumer Products, Healthcare and Diversified Manufacturing industry sectors.

  The Fund was positively impacted by its overweight allocation to the strong performing Insurance-P&C sector and underweight allocation to the poor performing Transportation Services sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Rocket Software, Clydesdale Acquisition, Ardonagh Group and Assured Partners.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Media & Entertainment, Pharmaceutical, Auto and Technology industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Packaging industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Bausch Health, iHeartCommunications, Dornoch Debt Merger, ARD Finance and Foundation Building Materials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$9,758	$10,196	$9,634	$9,585
3/31/2017	$11,049	$10,241	$11,213	$10,952
3/31/2018	$11,365	$10,364	$11,637	$11,315
3/31/2019	$12,022	$10,829	$12,327	$11,856
3/31/2020	$11,268	$11,796	$11,472	$10,954
3/31/2021	$13,767	$11,880	$14,185	$13,441
3/31/2022	$13,697	$11,386	$14,091	$13,415
3/31/2023	$13,086	$10,842	$13,618	$12,895
3/31/2024	$14,404	$11,026	$15,137	$14,224
3/31/2025	$15,328	$11,564	$16,301	$15,168

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 466,236,117
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 1,950,808
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$466,236,117 Number of Investments416 Portfolio Turnover24% Total Advisory Fees Paid$1,950,808
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.8%
Cash Equivalents	3.9%
Consumer Cyclical Services	3.9%
Midstream	4.9%
Automotive	5.0%
Health Care	5.2%
Packaging	5.3%
Cable Satellite	7.3%
Insurance - P&C	9.8%
Technology	12.7%

Material Fund Change [Text Block]